GOING CONCERN MATTERS	12 Months Ended
Dec. 31, 2011
Going Concern Matters [Abstract]
GOING CONCERN MATTERS

NOTE 2 – GOING CONCERN MATTERS

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements during year ended December 31, 2011, the Company incurred net losses attributable to common shareholders of $4,697,037 and used $1,693,904 in cash for operating activities. The Company had generated minimal revenues, had recurring losses and significant accumulated deficit since inception. These factors among others may indicate that the Company will be unable to continue as a going concern for a reasonable period of time.

The Company’s existence is dependent upon management’s ability to develop profitable operations and to obtain additional funding sources. There can be no assurance that the Company’s financing efforts will result in profitable operations or the resolution of the Company’s liquidity problems. The accompanying statements do not include any adjustments that might result should the Company be unable to continue as a going concern.